Contract Liabilities (Customer Advances)	12 Months Ended
Dec. 31, 2024
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract Liabilities (Customer Advances)	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31, 2024	December 31, 2023
Contract liabilities	$2,966,102	$2,010,422
Less: Contract liabilities presented under long-term liabilities	816,796	354,319
	$2,149,306	$1,656,103

During the year ended December 31, 2024, the Company recognized approximately $1,109,620 of its contract liabilities at December 31, 2023 During the year ended December 31, 2023 the Company recognized approximately $858,965 of its contract liabilities at December 31, 2022. Contract liabilities increased during 2024, primarily due to payments received in excess of revenue recognized on these performance obligations.

As for guarantees see Notes 21D, 21G.